Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Fair Value Measurements

Basis of Fair Value Measurements

	Balance	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Balance at December 31, 2014:
Financial liabilities:
Contingent earn-out consideration	$10,887	—	—	$10,887

Total financial liabilities	$10,887	—	—	$10,887

Balance at December 31, 2015:
Financial assets:
Interest rate cap (included in other assets)	$3,130	—	$3,130	$—

Total financial assets	$3,130	—	$3,130	$—

Financial liabilities:
Contingent earn-out consideration	$1,469	—	—	$1,469

Total financial liabilities	$1,469	—	—	$1,469

Significant Unobservable Inputs (Level 3) [Member]
Summary of Changes in the Financial Liabilities Measured on a Recurring Basis Using Level 3 Inputs

The following table summarizes the changes in the financial liabilities measured on a recurring basis using Level 3 inputs as of December 31, 2014 and 2015:

Amount
(in thousands)
Financial liabilities measured using Level 3 inputs at January 1, 2014	$1,655
Accrual of contingent earn-out related to 2014 acquisition	22,987
Payment of contingent earn-out related to 22012 and 2014 acquisitions	(14,158)
Change in fair value of contingent earn-outs	403

Financial liabilities measured using Level 3 inputs at December 31, 2014	$10,887
Payment of contingent earn-outs related to 2012 and 2014 acquisitions	(10,592)
Change in fair value of contingent earn-outs	1,174

Financial liabilities measured using Level 3 inputs at December 31, 2015	$1,469